Investment Risks	Jan. 28, 2026
RiverPark Large Growth Fund | Equity Securities Risks
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

RiverPark Large Growth Fund | Market Risk
Prospectus [Line Items]
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Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

RiverPark Large Growth Fund | Large Cap Company Risk
Prospectus [Line Items]
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Large Cap Company Risk. Because the Fund invests primarily in large cap company securities, the Fund may underperform other funds during periods when large cap securities are out of favor. Large cap company stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

RiverPark Large Growth Fund | Growth Stock Risk
Prospectus [Line Items]
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Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

RiverPark Large Growth Fund | Information Technology Risk
Prospectus [Line Items]
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Information Technology Risk. The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of the Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

RiverPark Large Growth Fund | Management Risk
Prospectus [Line Items]
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Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

RiverPark Large Growth Fund | Geopolitical and Health Crisis Risks
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Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks.

RiverPark Large Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
Wedgewood Fund | Equity Securities Risks
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Wedgewood Fund | Market Risk
Prospectus [Line Items]
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Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Wedgewood Fund | Large Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Cap Company Risk. Because the Fund invests primarily in large cap company securities, the Fund may underperform other funds during periods when large cap securities are out of favor. Large cap company stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Wedgewood Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Wedgewood Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Information Technology Risk. The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of the Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Wedgewood Fund | Management Risk
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Management Risk. Management risk means that the sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Wedgewood Fund | Geopolitical and Health Crisis Risks
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Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks.

Wedgewood Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
Wedgewood Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is non-diversified, which means that its portfolio will be invested in a relatively small number of securities. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities.
RiverPark Short Term High Yield Fund | Management Risk
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Management Risk. Management risk means that the Adviser’s or sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

RiverPark Short Term High Yield Fund | Geopolitical and Health Crisis Risks
Prospectus [Line Items]
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Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks.

RiverPark Short Term High Yield Fund | Risks of Investing in Fixed Income Securities
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Risks of Investing in Fixed Income Securities. The Fund may invest up to 100% of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk.

RiverPark Short Term High Yield Fund | Fixed Income Securities Market Risk
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Fixed Income Securities Market Risk. Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser or sub-adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemption requests in accordance with the Fund’s borrowing policy, suspending redemptions or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.

RiverPark Short Term High Yield Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
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Interest Rate Risk. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed-income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.

RiverPark Short Term High Yield Fund | Credit Risk [Member]
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Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

RiverPark Short Term High Yield Fund | Below Investment Grade Securities Risks (commonly referred to as "junk")
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Below Investment Grade Securities Risks (commonly referred to as “junk”). The Fund may invest 100% of its assets in fixed-income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating agencies and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

RiverPark Short Term High Yield Fund | Risks of Investing in Loans
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Risks of Investing in Loans. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

RiverPark Short Term High Yield Fund | Risks Associated with Investments in Distressed Securities
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Risks Associated with Investments in Distressed Securities. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund’s sub-adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

RiverPark Short Term High Yield Fund | Risk of Investments in SPACs
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Risk of Investments in SPACs. The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities have no operating history or underlying business other than seeking an acquisition, the value of their securities is dependent on the ability of the entity’s management to identify and complete a profitable business combination. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In recent market conditions, SPACs have been subject to significant price volatility. In addition, these securities may be considered illiquid and/or be subject to restrictions on resale.

RiverPark Short Term High Yield Fund | Foreign Securities Risk
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Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

RiverPark Short Term High Yield Fund | Portfolio Turnover Risk
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Portfolio Turnover Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

RiverPark Long/Short Opportunity Fund | Equity Securities Risks
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Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

RiverPark Long/Short Opportunity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

RiverPark Long/Short Opportunity Fund | Large Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Cap Company Risk. The Fund may invest in large cap company securities and may underperform other funds during periods when large cap securities are out of favor. Large cap company stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

RiverPark Long/Short Opportunity Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

RiverPark Long/Short Opportunity Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Information Technology Risk. The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of the Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

RiverPark Long/Short Opportunity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

RiverPark Long/Short Opportunity Fund | Geopolitical and Health Crisis Risks
Prospectus [Line Items]
Risk [Text Block]

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks.

RiverPark Long/Short Opportunity Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options, may have the effect of increasing the annual rate of portfolio turnover of the Funds. A high portfolio turnover rate will result in greater brokerage commissions and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

RiverPark Long/Short Opportunity Fund | Risks of Using Leverage and Short Sales
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Risks of Using Leverage and Short Sales. The Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

RiverPark Long/Short Opportunity Fund | Small and Medium Capitalization Company Risk
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Small and Medium Capitalization Company Risk. The Fund may invest in the securities of smaller capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over the counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

RiverPark Long/Short Opportunity Fund | Concentration Risk
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Concentration Risk. The Fund’s investments may at times be highly concentrated in the securities of a particular issuer, sponsor, industry, sector, asset class or geographic region. In the event of adverse occurrences affecting such issuer, sponsor, industry, sector, asset class or geographic region more than the market as a whole, the Fund may be susceptible to an increased risk of loss.

RiverPark Long/Short Opportunity Fund | Options Risk
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Options Risk. The Fund will expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with the Fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility. Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option. The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to the Fund.

RiverPark Long/Short Opportunity Fund | Swaps Risk
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Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and valued subjectively. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

RiverPark Long/Short Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
RiverPark Floating Rate CMBS Fund | Management Risk
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Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

RiverPark Floating Rate CMBS Fund | Geopolitical and Health Crisis Risks
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Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks.

RiverPark Floating Rate CMBS Fund | Risks of Investing in Fixed Income Securities
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Risks of Investing in Fixed Income Securities. The Fund may invest up to 100% of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk.

RiverPark Floating Rate CMBS Fund | Interest Rate Risk [Member]
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Interest Rate Risk. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed-income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.

RiverPark Floating Rate CMBS Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund is subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument.
RiverPark Floating Rate CMBS Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

RiverPark Floating Rate CMBS Fund | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s investments may at times be highly concentrated in the securities of a particular issuer, sponsor, industry, sector, asset class or geographic region. In the event of adverse occurrences affecting such issuer, sponsor, industry, sector, asset class or geographic region more than the market as a whole, the Fund may be susceptible to an increased risk of loss.

RiverPark Floating Rate CMBS Fund | CMBS Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

CMBS Liquidity Risk. Liquidity risk relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. The Fund’s investments in CMBS are primarily privately issued, restricted securities (see Privately Issued Securities Risk below). These securities do not trade on an exchange and the daily recorded trading volume for these investments is generally lower than for other fixed income securities. As a result, the Fund may be subject to greater exposure to liquidity risk than funds that invest in other fixed income securities.

The Adviser will monitor on a daily basis the liquidity of each of the Fund’s investments. In making its liquidity determination, the Adviser will, among other things, weigh the following criteria:

i.	the frequency of trades and quotes for the security or similar securities;

ii.	the number of dealers willing to purchase or sell the security or similar securities and the number of other potential buyers;

iii.	dealer undertakings to make a market in the security or similar securities;

iv.	and the nature of the security and the nature of the marketplace in which it trades.

Nevertheless, there can be no assurance that the Adviser’s liquidity determinations will be accurate and there may be a limited market for the Fund’s securities. In the event that the Fund desires to sell for investment reasons or is required to sell to meet redemption requests, the Fund may be forced to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund.

RiverPark Floating Rate CMBS Fund | CMBS Risk
Prospectus [Line Items]
Risk [Text Block]

CMBS Risk. The Fund will invest in CMBS. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. The value of the collateral securing CMBS may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, CMBS may not be fully collateralized and may decline significantly in value.

RiverPark Floating Rate CMBS Fund | Commercial Real Estate Risk
Prospectus [Line Items]
Risk [Text Block]

Commercial Real Estate Risk. The CMBS in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. In the event of any default under a mortgage, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the commercial mortgage loan.

RiverPark Floating Rate CMBS Fund | CMBS Market Contraction Risk
Prospectus [Line Items]
Risk [Text Block]

CMBS Market Contraction Risk. Stressed conditions in the markets for CMBS and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CMBS. To the extent that the market for CMBS suffers such a contraction, securities that were previously considered liquid could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund.

RiverPark Floating Rate CMBS Fund | Privately Issued Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Privately Issued Securities Risk. The Fund intends to invest in privately issued securities, including those that may be resold only in accordance with Rule 144A or Regulation S under the 1933 Act (“Restricted Securities”). Restricted Securities are not publicly traded and are subject to a variety of restrictions, which limit a purchaser’s ability to acquire or resell such securities. Delay or difficulty in selling such securities may result in a loss to the Fund.

RiverPark Floating Rate CMBS Fund | Below Investment Grade ("Junk Bond") Securities Risks
Prospectus [Line Items]
Risk [Text Block]

Below Investment Grade (“Junk Bond”) Securities Risks. The Fund may invest up to 100% of its assets in fixed-income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating organizations and accordingly involve great risk. Such securities, sometimes called junk bonds, are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

RiverPark Floating Rate CMBS Fund | Mezzanine Loan Risk
Prospectus [Line Items]
Risk [Text Block]

Mezzanine Loan Risk. The terms of a mezzanine loan may restrict transfer of the interests securing such loan (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

RiverPark Floating Rate CMBS Fund | Risk of Investing in Bank Loans
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Bank Loans. The secondary market for bank loans is a private, unregulated inter-dealer or inter-bank resale market. Bank loans are usually rated below investment grade. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

RiverPark Floating Rate CMBS Fund | Collateralized Loan Obligation ("CLO") Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligation (“CLO”) Risk. CLOs and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches may experience substantial losses due to defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws.

RiverPark Floating Rate CMBS Fund | Subordinated CMBS Risk
Prospectus [Line Items]
Risk [Text Block]

Subordinated CMBS Risk. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

RiverPark Floating Rate CMBS Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
RiverPark Floating Rate CMBS Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
RiverPark Floating Rate CMBS Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is non-diversified which means that its portfolio will be invested in a relatively small number of securities. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities.
Riverpark/Next Century Growth Fund | Equity Securities Risks
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks. The Fund will invest in equity securities and securities with exposure to equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

Riverpark/Next Century Growth Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. The Fund will invest in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Riverpark/Next Century Growth Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Information Technology Risk. The Fund may invest a substantial portion of its assets in the information technology sector. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Riverpark/Next Century Growth Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Management risk means that the Adviser’s or Sub-Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Riverpark/Next Century Growth Fund | Geopolitical and Health Crisis Risks
Prospectus [Line Items]
Risk [Text Block]

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks.

Riverpark/Next Century Growth Fund | Small and Medium Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Company Risk. The Fund will invest in small or medium capitalization companies. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger capitalization companies. Compared to large cap companies, smaller cap companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Riverpark/Next Century Growth Fund | Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Fund will invest in common stocks, which are subject to stock market risk. Stock market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Riverpark/Next Century Growth Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Focus Risk. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Riverpark/Next Century Growth Fund | Healthcare Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk. The Fund may invest a substantial portion of its assets in securities issued by healthcare companies and, as a result, the performance of the Fund will be impacted by economic, political and regulatory risks or other occurrences associated with the healthcare industry. Healthcare companies may be significantly affected by product obsolescence, thin capitalization, limited product lines and markets, civil liability claims and legislative or regulatory activities, among other factors.

Riverpark/Next Century Growth Fund | Industrials Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk. The Fund may invest a substantial portion of its assets in the industrials sector. The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Riverpark/Next Century Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
RiverPark/Next Century Large Growth Fund | Equity Securities Risks
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risks. The Fund will invest in equity securities and securities with exposure to equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

RiverPark/Next Century Large Growth Fund | Large Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Cap Company Risk. Because the Fund invests principally in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor. Large cap company stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

RiverPark/Next Century Large Growth Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. The Fund will invest in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

RiverPark/Next Century Large Growth Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Information Technology Risk. The Fund may invest in the Information Technology sector. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

RiverPark/Next Century Large Growth Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. Management risk means that the Adviser’s or Sub-Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

RiverPark/Next Century Large Growth Fund | Geopolitical and Health Crisis Risks
Prospectus [Line Items]
Risk [Text Block]

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks.

RiverPark/Next Century Large Growth Fund | Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Fund will invest in common stocks, which are subject to stock market risk. Stock market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

RiverPark/Next Century Large Growth Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

Focus Risk. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

RiverPark/Next Century Large Growth Fund | Healthcare Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk. The Fund may invest a substantial portion of its assets directly or indirectly in securities issued by healthcare companies and, as a result, the performance of the Fund will be impacted by economic, political and regulatory risks or other occurrences associated with the healthcare industry. Healthcare companies may be significantly affected by product obsolescence, thin capitalization, limited product lines and markets, civil liability claims and legislative or regulatory activities, among other factors.

RiverPark/Next Century Large Growth Fund | Industrials Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk. The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

RiverPark/Next Century Large Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
RiverPark/Next Century Large Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is non-diversified, which means that its portfolio will be invested in a relatively small number of securities. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities.